Benefits Payable (Benefit Expenses Excluded From Activity In Benefits Payable) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Benefits Payable [Abstract]
Military services	$ 3,059,492	$ 3,019,655	$ 2,819,787
Future policy benefits	305,875	73,130	64,338
Total	$ 3,365,367	$ 3,092,785	$ 2,884,125